Expected Credit Losses Allowance	12 Months Ended
Dec. 31, 2022
Expected Credit Losses Allowance [Abstract]
EXPECTED CREDIT LOSSES ALLOWANCE

NOTE 33 - EXPECTED CREDIT LOSSES ALLOWANCE

As of December 31, 2022, 2021 and 2020, under the credit risk model established by IFRS 9 the ECL allowance by stage recorded at income statements is as follows:

For the year ended December 31, 2022 *	Stage1		Stage2		Stage3
	Corporate	Other ** commercial	Corporate	Other ** commercial	Corporate	Other ** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	4,324	8,734	272	515	90,349	93,961	198,155
Mortgage loans	-	(5,010)	-	(4,936)	-	51,327	41,381
Consumer loans	-	16,234	-	72,115	-	113,510	201,859
Contingent loans	453	2,864	-837	(231)	1,511	1,429	5,189
Loans and account receivable at FVOCI	58	-	-	-	-	-	58
Debt at FVOCI	-	(529)	-	-	-	-	(529)
Debt at amortised cost	-	957	-	-	-	-	957
Subtotal	4,837	23,249	-565	67,463	91,860	260,227	447,071
Recovery of loans previously charged-off							(90,577)
TOTAL							356,494

*	Includes overlays for an amount of MCh$91,351 for future macro-economic information and scenarios updates. See Note 37, Risk management.

**	Includes Other Commercial, Mortgages and Consumer

For the year ended December 31, 2021	Stage1		Stage2		Stage3
	Corporate	Others ** commercial	Corporate	Others commercial	Corporate	Others** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	22,469	6,625	37,952	3,445	48,013	58,030	176,534
Mortgage loans	-	7,134	-	7,540	-	29,763	44,437
Consumer loans	-	56,994	-	17,710	-	59,963	134,667
Contingent loans	1,607	7,397	5,167	(1,420)	(279)	(218)	12,254
Loans and account receivable at FVOCI	59	-	-	-	-	-	59
Debt at FVOCI	-	(435)	-	-	-	-	(435)
Debt at amortised cost	-	711	-	-	-	-	711
Total	24,135	78,426	43,119	27,275	47,734	147,538	368,227
Recovery of loans previously charged-off							(76,999)
TOTAL							291,228

**	Includes Other Commercial, Mortgages and Consumer

For the year ended December 31, 2020 *	Stage1		Stage2		Stage3
	Corporate	Other ** commercial	Corporate	Other** commercial	Corporate	Other** commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	43,655	23,449	43,861	31,410	105,730	76,357	324,462
Mortgage loans	-	30,203	-	4,034	-	7,636	41,873
Consumer loans	-	42,986	-	(3,914)	-	141,466	180,538
Contingent loans	852	(1,411)	1,624	3,029	(14)	423	4,503
Loans and account receivable at FVOCI	629	-	-	-	-	-	629
Debt at FVOCI	682	-	-	-	-	-	682
Total	45,818	95,227	45,485	34,559	105,716	225,882	552,687
Recovery of loans previously charged-off							(74,926)
							477,761

*	Includes overlays for an amount of MCh$59,000. See Note 37, Risk management.

**	Includes Other Commercial, Mortgages and Consumer